John Hancock
Disciplined Value International Fund
Quarterly portfolio holdings 7/31/2022

Fund’s investments
As of 7-31-22 (unaudited)
	Shares	Value
Common stocks 94.5%		$1,881,549,163
(Cost $1,909,226,219)
Australia 0.8%		16,259,412
Aurizon Holdings, Ltd.	5,744,775	16,259,412
Austria 1.0%		19,260,197
ANDRITZ AG	411,634	19,260,197
Belgium 0.4%		8,254,312
UCB SA	105,637	8,254,312
Bermuda 1.9%		37,886,080
Everest Re Group, Ltd.	144,963	37,886,080
Canada 6.8%		135,946,322
Cenovus Energy, Inc.	4,000,919	76,234,761
Kinross Gold Corp.	2,904,455	9,957,095
MEG Energy Corp. (A)	1,101,674	15,167,321
Yamana Gold, Inc.	7,237,021	34,587,145
Finland 3.0%		59,138,355
Metso Outotec OYJ	1,445,057	11,945,801
Nordea Bank ABP	2,170,253	21,398,639
Sampo OYJ, A Shares	597,046	25,793,915
France 10.3%		204,717,226
Airbus SE	144,977	15,631,601
Capgemini SE	25,646	4,891,619
Eiffage SA	173,195	16,252,386
Imerys SA	372,040	12,607,062
Rexel SA (A)	1,647,957	29,288,117
Sanofi	765,580	76,078,069
TotalEnergies SE	978,292	49,968,372
Germany 8.7%		173,790,894
Allianz SE	82,438	14,971,190
Daimler Truck Holding AG (A)	405,959	11,092,769
Deutsche Post AG	426,764	17,044,826
Deutsche Telekom AG	2,747,786	52,204,932
Merck KGaA	169,188	32,223,542
Rheinmetall AG	41,435	7,598,202
Siemens AG	346,550	38,655,433
Greece 0.7%		14,076,404
Hellenic Telecommunications Organization SA	817,545	14,076,404
India 1.1%		21,193,430
HDFC Bank, Ltd., ADR	337,475	21,193,430
Ireland 1.9%		38,041,410
CRH PLC	800,418	30,704,846
Flutter Entertainment PLC (A)	72,989	7,336,564
Italy 0.6%		11,444,952
UniCredit SpA	1,157,266	11,444,952
Japan 11.4%		227,058,124
Asahi Group Holdings, Ltd.	589,900	20,508,666
Chugai Pharmaceutical Company, Ltd.	464,500	13,049,109
2	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Fuji Corp. (Aichi)	938,200	$14,539,402
Honda Motor Company, Ltd.	1,349,400	34,581,344
IHI Corp.	669,100	17,642,645
KDDI Corp.	469,800	15,062,889
Komatsu, Ltd.	1,335,800	30,881,548
Renesas Electronics Corp. (A)	3,348,500	31,893,952
Sony Group Corp.	148,200	12,571,503
Sumitomo Heavy Industries, Ltd.	773,300	17,692,992
Sumitomo Mitsui Financial Group, Inc.	283,600	8,897,128
TS Tech Company, Ltd.	853,900	9,736,946
Malta 0.0%		0
BGP Holdings PLC (A)(B)	2,714,128	0
Netherlands 3.5%		68,774,913
Aalberts NV	301,010	12,900,020
ING Groep NV	2,322,011	22,555,532
Stellantis NV	2,319,725	33,319,361
Norway 1.5%		29,296,341
DNB Bank ASA	780,913	15,404,109
Norsk Hydro ASA	2,050,443	13,892,232
South Korea 3.0%		59,916,061
Hana Financial Group, Inc.	445,449	12,765,008
KB Financial Group, Inc.	311,448	11,583,352
POSCO Holdings, Inc.	38,981	7,280,013
Samsung Electronics Company, Ltd.	309,031	14,628,032
SK Telecom Company, Ltd.	330,939	13,659,656
Spain 0.5%		9,895,772
Ence Energia y Celulosa SA	2,987,312	9,895,772
Sweden 2.9%		57,844,835
Svenska Handelsbanken AB, A Shares	5,213,315	46,877,682
Volvo AB, B Shares	610,846	10,967,153
Switzerland 9.6%		192,005,940
Glencore PLC (A)	7,353,505	41,677,618
Novartis AG	726,684	62,443,712
Roche Holding AG	58,477	19,414,628
STMicroelectronics NV	838,338	31,725,548
Swiss Re AG	122,095	9,161,625
UBS Group AG	1,688,021	27,582,809
United Kingdom 22.4%		446,457,634
AstraZeneca PLC	250,457	32,945,553
BAE Systems PLC	7,779,361	73,116,491
Coca-Cola Europacific Partners PLC	1,139,012	61,643,329
Endeavour Mining PLC	648,525	12,792,739
Ferroglobe PLC (A)	1,956,642	12,033,348
IMI PLC	1,771,265	28,923,130
Informa PLC (A)	2,145,114	15,600,711
JD Sports Fashion PLC	8,410,801	13,359,454
Liberty Global PLC, Series A (A)	1,072,777	23,343,628
NatWest Group PLC	10,230,540	31,072,889
Nomad Foods, Ltd. (A)	701,673	12,938,850
Persimmon PLC	437,941	10,101,678
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND	3

	Shares	Value
United Kingdom (continued)
Shell PLC	984,634	$26,266,514
Smith & Nephew PLC	1,125,732	14,433,246
SSE PLC (C)	2,048,643	44,247,564
Tesco PLC	5,418,996	17,379,523
WH Smith PLC (A)	921,160	16,258,987
United States 2.5%		50,290,549
Applied Materials, Inc.	126,645	13,421,837
Envista Holdings Corp. (A)	354,626	14,415,547
FMC Corp.	103,718	11,523,070

Ovintiv, Inc.	214,342	10,930,095
Preferred securities 0.6%		$11,268,867
(Cost $15,857,207)
Germany 0.6%		11,268,867
Volkswagen AG	79,701	11,268,867

	Yield (%)	Shares	Value
Short-term investments 7.5%			$150,386,794
(Cost $150,389,418)
Short-term funds 7.5%			150,386,794
Fidelity Government Portfolio, Institutional Class	1.4543(D)	106,409,477	106,409,477
John Hancock Collateral Trust (E)	1.9943(D)	4,399,359	43,977,317

Total investments (Cost $2,075,472,844) 102.6%	$2,043,204,824
Other assets and liabilities, net (2.6%)	(52,135,314)
Total net assets 100.0%	$1,991,069,510

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	All or a portion of this security is on loan as of 7-31-22. The value of securities on loan amounted to $41,872,760.
(D)	The rate shown is the annualized seven-day yield as of 7-31-22.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 7-31-22:
Industrials	19.7%
Financials	16.0%
Health care	13.7%
Materials	9.8%
Energy	8.9%
Consumer discretionary	7.5%
Communication services	6.8%
Consumer staples	5.6%
Information technology	4.9%
Utilities	2.2%
Short-term investments and other	4.9%
TOTAL	100.0%
4	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2022, by major security category or type:
	Total value at 7-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$16,259,412	—	$16,259,412	—
Austria	19,260,197	—	19,260,197	—
Belgium	8,254,312	—	8,254,312	—
Bermuda	37,886,080	$37,886,080	—	—
Canada	135,946,322	135,946,322	—	—
Finland	59,138,355	—	59,138,355	—
France	204,717,226	—	204,717,226	—
Germany	173,790,894	—	173,790,894	—
Greece	14,076,404	—	14,076,404	—
India	21,193,430	21,193,430	—	—
Ireland	38,041,410	—	38,041,410	—
Italy	11,444,952	—	11,444,952	—
Japan	227,058,124	—	227,058,124	—
Netherlands	68,774,913	—	68,774,913	—
Norway	29,296,341	—	29,296,341	—
South Korea	59,916,061	—	59,916,061	—
Spain	9,895,772	—	9,895,772	—
Sweden	57,844,835	—	57,844,835	—
|	5

	Total value at 7-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Switzerland	$192,005,940	—	$192,005,940	—
United Kingdom	446,457,634	$122,751,894	323,705,740	—
United States	50,290,549	50,290,549	—	—
Preferred securities	11,268,867	—	11,268,867	—
Short-term investments	150,386,794	150,386,794	—	—
Total investments in securities	$2,043,204,824	$518,455,069	$1,524,749,755	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	4,399,359	$51,917,162	$312,090,650	$(320,034,193)	$3,924	$(226)	$296,738	$3	$43,977,317
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
6	|